Significant Transactions -- OM Purchase Price Allocation (Details) (10-Q) - USD ($)						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Nov. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 31, 2015	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash consideration								$ 3,902,000,000	$ 0	$ 0
Goodwill	$ 1,422,000,000						$ 1,422,000,000	$ 144,000,000,000	$ 0
OneMain [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash consideration	4,455,000,000	$ 45,000,000	$ 4,500,000,000	$ 4,478,000,000	$ 447,800,000,000
Cash and cash equivalents	958,000,000			95,800,000,000	95,800,000,000		958,000,000
Investment securities	1,294,000,000			129,400,000,000	129,400,000,000		1,294,000,000
Personal loans	8,795,000,000			880,100,000,000	880,100,000,000		8,795,000,000
Intangibles	558,000,000						558,000,000
Other assets	244,000,000			24,700,000,000	24,700,000,000		244,000,000
Long-term debt	(7,725,000,000)			(772,500,000,000)	(772,500,000,000)		(7,725,000,000)
Unearned premium, insurance policy and claims reserves	(936,000,000)			(93,600,000,000)	(93,600,000,000)		(936,000,000)
Other liabilities	(155,000,000)			(15,600,000,000)	(15,600,000,000)		(155,000,000)
Goodwill	$ 1,422,000,000			$ 144,000,000,000	$ 144,000,000,000		1,422,000,000
Adjustments
Cash consideration							(23,000,000)
Personal loans							(6,000,000)
Intangibles							3,000,000
Other assets							(3,000,000)
Other liabilities							$ 1,000,000
Discount of purchased credit impaired finance receivables, Purchased Accounting Adjustment						$ 64,000,000
Premium on purchased Performing Finance Receivables, Purchased accounting adjustment						$ 58,000,000
OneMain [Member] | Scenario, Previously Reported [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash consideration		4,478,000,000
Cash and cash equivalents		958,000,000	958,000,000
Investment securities		1,294,000,000	1,294,000,000
Personal loans		8,801,000,000	8,801,000,000
Intangibles		555,000,000	555,000,000
Other assets		247,000,000	247,000,000
Long-term debt		(7,725,000,000)	(7,725,000,000)
Unearned premium, insurance policy and claims reserves		(936,000,000)	(936,000,000)
Other liabilities		(156,000,000)	(156,000,000)
Goodwill		$ 1,440,000,000	$ 1,440,000,000